Other liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Other liabilities
Schedule of other current liabilities

	As of June 30,
(in € thousands)	2020	2021
Personnel-related liabilities	6,035	10,115
Customer returns	8,607	9,631
Liabilities from sales tax	4,143	1,894
Accrued expenses & other liabilities	27,343	28,585
	46,128	50,225